Revenue Recognition - Schedule Of Market Place Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	$ 389,668	$ 23,281	$ 403,645
Owned Properties
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	308,226	24,188	329,262
Private Label
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	81,442	(907)	74,383
Concerts
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	171,149	15,775	187,753
Sports
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	175,471	3,484	169,577
Theater
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	41,745	3,759	44,754
Other
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	$ 1,303	$ 263	$ 1,561